Related Parties - Settlement with SunEdison (Details) - SunEdison - Affiliated Entity shares in Millions	Mar. 06, 2017 shares
Related Party Transaction [Line Items]
Bankruptcy proceedings, number of shares issued	6.6
Bankruptcy proceedings, percent of ownership held	36.90%